UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bislett Management, LLC
Address:   200 Sheridan Avenue, Suite 408
           Palo Alto, CA 94036

Form 13F File Number:   28-12659

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James D. Harris
Title:     Manager
Phone:     (650) 322-7600

Signature, Place and Date of Signing:

/s/ James D. Harris           Palo Alto, CA           November 10, 2008


Report Type (Check only one.):

_X_   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
 -
      manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         27

Form 13F Information Table Value Total:         92,865 x 1,000


List of Other Included Managers:    None

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

NAME OF ISSUER             TITLE OF                VALUE                SH/  PUT/  INV.    OTHER
                           CLASS      CUSIP        X1000      SHARES    PRN  CALL  DISC.   MGR         VOTING AUTH
                                                                                                  SOLE       SHR   NONE
BERKSHIRE HATHAWAY INC     Common     084670207    40         176                  SOLE           40
DEL CL B
CHESAPEAKE ENERGY          Common     165167107    80000      2869                 SOLE           80000
CORPORATION OK
COCA COLA CO               Common     191216100    60000      3173                 SOLE           60000
COMPASS MINERALS INTL INC  Common     20451N101    105000     5501                 SOLE           105000
ENSTAR GROUP LIMITED ISIN  Common     G3075P101    14000      1363                 SOLE           14000
#BMG30
FINISHMASTER INC           Common     31787P108    251368     4776                 SOLE           251368
GRAY TELEVISION INC        Common     389375106    1665000    2864                 SOLE           1665000
IRON MOUNTAIN INC DEL      Common     462846106    150000     3662                 SOLE           150000
LAMAR ADVERTISING CO CL A  Common     512815101    60000      1853                 SOLE           60000
LEUCADIA NATL CORP         Common     527288104    170000     7725                 SOLE           170000
MARTIN MARIETTA MATLS INC  Common     573284106    42000      4703                 SOLE           42000
MCDONALDS CORP             Common     580135101    33000      2036                 SOLE           33000
MEDIACOM XOMMUNICATIONS    Common     58446K105    957550     5669                 SOLE           957550
CORP
MOBILE MINI INC            Common     60740F105    345000     6669                 SOLE           345000
MOHAWK INDS INC            Common     608190104    38500      2595                 SOLE           38500
PIONEER NATURAL RESOURCES  Common     723787107    120000     6274                 SOLE           120000
CO
PLUM CREEK TIMBER CO INC   Common     729251108    30000      1496                 SOLE           30000
PROGRESSIVE CORP OHIO      Common     743315103    60000      1044                 SOLE           60000
SCRIPPS E W CO OHIO CL A   Common     811054402    6666       47                   SOLE           6666
NEW
SCRIPPS NETWORKS           Common     811065101    20000      726                  SOLE           20000
INTERACTIVE INC
SUN CMNTYS INC             Common     866674104    47940      950                  SOLE           47940
VULCAN MATERIALS CO        Common     929160109    63000      4694                 SOLE           63000
WASHINGTON POST CO CL B    Common     939640108    2200       1225                 SOLE           2200
WHOLE FOODS MKT INC        Common     966837106    322437     6458                 SOLE           322437
XTO ENERGY INC             Common     98385X106    85000      3954                 SOLE           85000
YUM! BRANDS INC            Common     988498101    212000     6913                 SOLE           212000
AIRGAS INC                 Common     009363102    30000      1490                 SOLE           30000
BERKSHIRE HATHAWAY INC     Common     084670108    15         1959                 SOLE           15
DEL CL A

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